T. ROWE PRICE Institutional Floating Rate Fund
February 29, 2024 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
BANK LOANS 86.6% (1)
Aerospace & Defense 2.3%
Apple Bidco, FRN, 1M TSFR + 2.75%,
8.191%, 9/22/28  2,336 2,325
Apple Bidco, FRN, 1M TSFR + 3.50%,
8.826%, 9/22/28  3,905 3,907
Bleriot U.S. Bidco, FRN, 3M TSFR +
4.00%, 9.61%, 10/31/28  5,657 5,666
Brown Group Holding, FRN, 1M TSFR
+ 3.00%, 8.324%, 7/2/29  3,737 3,730
Dynasty Acquisition, FRN, 1M TSFR +
4.00%, 9.326%, 8/24/28  33,940 34,006
Peraton, FRN, 1M TSFR + 3.75%,
9.176%, 2/1/28  5,536 5,536
Peraton, FRN, 3M TSFR + 7.75%,
13.176%, 2/1/29 (2) 4,891 4,884
TransDigm, FRN, 1M TSFR + 3.25%,
8.598%, 2/22/27  5,883 5,896
TransDigm, FRN, 1M TSFR + 3.25%,
8.598%, 8/24/28  15,901 15,927
TransDigm, FRN, 1M TSFR + 3.25%,
8.598%, 2/28/31 (2) 12,040 12,081
93,958
Airlines 2.4%
AAdvantage Loyalty IP, FRN, 3M TSFR
+ 4.75%, 10.329%, 4/20/28  46,202 47,711
Mileage Plus Holdings, FRN, 3M TSFR
+ 5.25%, 10.77%, 6/21/27  38,089 39,193
SkyMiles IP, FRN, 3M TSFR + 3.75%,
9.068%, 10/20/27  8,679 8,915
95,819
Automotive 3.3%
Adient U.S., FRN, 1M TSFR + 2.75%,
8.076%, 1/31/31  2,654 2,656
Autokiniton U.S. Holdings, FRN, 1M
TSFR + 4.00%, 9.441%, 4/6/28  14,994 14,994
Belron Finance U.S., FRN, 1M TSFR +
2.25%, 7.664%, 4/18/29  6,179 6,174
Clarios Global, FRN, 1M TSFR +
3.00%, 8.326%, 5/6/30  8,355 8,353
Dexko Global, FRN, 3M TSFR + 3.75%,
9.098%, 10/4/28  3,436 3,421
Fastlane Parent, FRN, 1M TSFR +
4.50%, 9.826%, 9/29/28  3,519 3,516
Mavis Tire Express Services Topco,
FRN, 1M TSFR + 3.75%, 9.076%,
5/4/28  27,747 27,743
Tenneco, FRN, 1M TSFR + 5.00%,
10.419%, 11/17/28  18,072 17,007
Wand NewCo 3, FRN, 1M TSFR +
3.75%, 9.076%, 1/30/31  49,123 49,184
133,048
Broadcasting 2.6%
Clear Channel Outdoor Holdings, FRN,
3M TSFR + 3.50%, 9.074%, 8/21/26  18,489 18,376
CMG Media, FRN, 3M TSFR + 3.50%,
8.948%, 12/17/26  25,965 21,714
iHeartCommunications, FRN, 1M
TSFR + 3.25%, 8.691%, 5/1/26  7,721 6,551
Par/Shares $ Value
(Amounts in 000s)
‡
NEP Group, FRN, 1M TSFR + 7.00%,
12.441%, 10/19/26  3,845 3,090
Neptune Bidco U.S., FRN, 1M TSFR +
5.00%, 10.423%, 4/11/29  22,803 20,910
Nielsen Holdings, FRN, 3M TSFR +
9.75%, 15.257%, 10/11/29 (3) 9,435 9,246
Univision Communications, FRN, 1M
TSFR + 3.25%, 8.691%, 3/15/26  13,647 13,625
Univision Communications, FRN, 1M
TSFR + 3.25%, 8.691%, 1/31/29  6,398 6,370
Univision Communications, FRN, 3M
TSFR + 4.25%, 9.598%, 6/24/29  6,099 6,099
105,981
Building Products 0.5%
Chariot Buyer, FRN, 1M TSFR + 3.75%,
9.076%, 11/3/28  6,420 6,412
Hunter Douglas, FRN, 3M TSFR +
3.50%, 8.824%, 2/26/29  6,637 6,549
Summit Materials, FRN, 1M TSFR +
2.50%, 7.826%, 1/12/29  2,310 2,315
Touchdown Acquirer, FRN, 1M USD
LIBOR + 4.00%, 2/7/31 (2)(4) 6,725 6,725
22,001
Cable Operators 1.7%
Altice Financing, FRN, 1M TSFR +
5.00%, 10.314%, 10/31/27  6,651 6,623
Altice Financing, FRN, 3M EURIBOR +
5.00%, 8.942%, 10/31/27 (EUR)  4,005 4,251
Altice France, FRN, 1M TSFR + 5.50%,
10.814%, 8/15/28  29,075 26,822
CSC Holdings, FRN, 1M TSFR +
4.50%, 9.818%, 1/18/28  10,412 10,110
CSC Holdings, FRN, 1M USD LIBOR +
2.50%, 7.932%, 4/15/27  6,168 5,760
Directv Financing, FRN, 1M TSFR +
5.00%, 10.441%, 8/2/27  4,856 4,849
Radiate Holdco, FRN, 1M TSFR +
3.25%, 8.691%, 9/25/26  12,016 9,843
68,258
Chemicals 1.9%
Aruba Investments Holdings, FRN, 1M
TSFR + 4.00%, 9.426%, 11/24/27  7,072 7,019
Aruba Investments Holdings, FRN, 1M
TSFR + 7.75%, 13.176%, 11/24/28  4,525 4,284
Avient, FRN, 1M TSFR + 2.50%,
7.826%, 8/29/29  4,005 4,013
Axalta Coating Systems U.S. Holdings,
FRN, 1M TSFR + 2.50%, 7.848%,
12/20/29  5,497 5,499
Nouryon USA, FRN, 1M TSFR + 4.00%,
9.419%, 4/3/28  23,738 23,713
Nouryon USA, FRN, 1M TSFR + 4.00%,
9.423%, 4/3/28  5,786 5,782
Windsor Holdings III, FRN, 1M TSFR +
4.50%, 9.823%, 8/1/30 (2) 12,940 12,950
WR Grace Holdings, FRN, 3M TSFR +
3.75%, 9.36%, 9/22/28 (2) 15,506 15,482
78,742

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Consumer Products 0.5%
ABG Intermediate Holdings 2, FRN, 1M
TSFR + 3.50%, 8.926%, 1/31/29  6,901 6,914
Life Time, FRN, 1M TSFR + 4.25%,
9.824%, 1/15/26  11,292 11,340
18,254
Container 1.4%
Albea Beauty Holdings, FRN, 3M
EURIBOR + 5.00%, 8.925%, 12/31/27
(EUR)  3,880 4,181
Charter Next Generation, FRN, 1M
TSFR + 3.50%, 8.826%, 12/1/27  47,402 47,369
Proampac PG Borrower, FRN, 1M
TSFR + 4.50%, 9.806%, 9/15/28  3,829 3,829
55,379
Energy 2.4%
Brazos Delaware II, FRN, 1M TSFR +
3.75%, 9.07%, 2/11/30  7,511 7,499
CQP Holdco, FRN, 3M TSFR + 3.00%,
8.348%, 12/31/30  7,612 7,605
EPIC Crude Services, FRN, 6M TSFR +
5.00%, 10.771%, 3/2/26  7,954 7,963
M6 ETX Holdings II Midco, FRN, 1M
TSFR + 4.50%, 9.926%, 9/19/29  12,498 12,482
Medallion Midland Acquisition, FRN,
1M TSFR + 3.50%, 8.864%, 10/18/28  22,896 22,889
NGL Energy Operating, FRN, 1M TSFR
+ 4.50%, 9.826%, 2/3/31 (2) 13,264 13,297
Northriver Midstream Finance, FRN,
3M TSFR + 3.00%, 8.33%, 8/16/30  11,283 11,280
Prairie ECI Acquiror, FRN, 1M TSFR +
4.75%, 10.176%, 3/11/26  12,935 12,858
Whitewater Whistler Holdings, FRN,
1M TSFR + 2.75%, 8.08%, 2/15/30  2,251 2,249
98,122
Entertainment & Leisure 4.9%
Cinemark USA, FRN, 1M TSFR +
3.75%, 9.083%, 5/24/30  5,691 5,692
Delta 2, FRN, 1M TSFR + 2.25%,
7.598%, 1/15/30  34,583 34,531
Motion Finco, FRN, 3M TSFR + 3.25%,
8.86%, 11/12/29 (2) 22,689 22,604
Pug, FRN, 1M TSFR + 3.50%, 8.941%,
2/12/27 (2) 13,848 13,581
Pug, FRN, 1M TSFR + 4.25%, 9.691%,
2/12/27  16,538 16,456
SeaWorld Parks & Entertainment, FRN,
1M TSFR + 2.50%, 7.826%, 8/25/28  20,846 20,815
UFC Holdings, FRN, 1M TSFR +
2.75%, 8.336%, 4/29/26  68,257 68,289
William Morris Endeavor
Entertainment, FRN, 1M TSFR +
2.75%, 8.191%, 5/18/25  17,718 17,690
199,658
Financial 12.7%
Acrisure, FRN, 1M USD LIBOR +
3.50%, 8.941%, 2/15/27  6,837 6,818
Acrisure, FRN, 1M USD LIBOR +
3.75%, 9.191%, 2/15/27  4,170 4,161
Par/Shares $ Value
(Amounts in 000s)
‡
Acrisure, FRN, 1M USD LIBOR +
4.25%, 9.691%, 2/15/27  18,666 18,673
Alliant Holdings Intermediate, FRN, 1M
TSFR + 3.50%, 8.821%, 11/6/30  31,241 31,247
Aretec Group, FRN, 1M TSFR + 4.50%,
9.926%, 8/9/30  4,154 4,168
Armor Holdco, FRN, 6M TSFR +
4.50%, 9.934%, 12/11/28  4,073 4,079
AssuredPartners, FRN, 1M TSFR +
3.50%, 2/14/31 (2) 15,714 15,704
AssuredPartners, FRN, 1M TSFR +
3.50%, 8.826%, 2/12/27 (2) 12,167 12,167
AssuredPartners, FRN, 1M TSFR +
3.50%, 8.941%, 2/12/27  18,114 18,114
AssuredPartners, FRN, 1M TSFR +
3.50%, 8.941%, 2/12/27  6,876 6,878
AssuredPartners, FRN, 1M TSFR +
3.75%, 9.076%, 2/12/27  32,114 32,130
Citadel Securities, FRN, 1M TSFR +
2.25%, 7.576%, 7/29/30  7,170 7,161
Citco Funding, FRN, 1M TSFR +
3.50%, 8.672%, 4/27/28  4,273 4,277
Citco Group, FRN, 1M TSFR + 3.25%,
8.422%, 4/27/28  6,628 6,631
Claros Mortgage Trust, FRN, 1M TSFR
+ 4.50%, 9.921%, 8/9/26 (4) 4,441 4,086
Edelman Financial Engines Center,
FRN, 1M TSFR + 3.50%, 8.941%,
4/7/28  11,177 11,137
Edelman Financial Engines Center,
FRN, 1M TSFR + 6.75%, 12.191%,
7/20/26  20,157 20,186
EIG Management, FRN, 1M TSFR +
3.75%, 9.176%, 2/24/25 (4) 7,346 7,336
Focus Financial Partners, FRN, 1M
TSFR + 2.75%, 8.076%, 6/30/28  17,898 17,764
Hightower Holding, FRN, 3M TSFR +
4.00%, 9.586%, 4/21/28 (2) 19,192 19,168
HUB International, FRN, 1M TSFR +
3.25%, 8.574%, 6/20/30  104,794 104,663
Jane Street Group, FRN, 1M TSFR +
2.50%, 7.941%, 1/26/28  16,840 16,795
Jones Deslauriers Insurance
Management, FRN, 1M TSFR + 3.50%,
8.801%, 3/15/30 (2) 21,148 21,157
OneDigital Borrower, FRN, 3M TSFR +
4.25%, 9.676%, 11/16/27  5,960 5,956
Osaic Holdings, FRN, 1M TSFR +
4.50%, 9.826%, 8/17/28  5,844 5,840
Osaic Holdings, FRN, 1M USD LIBOR
+ 4.00%, 8/16/28 (2) 6,350 6,346
Ryan Specialty, FRN, 1M TSFR +
2.75%, 8.076%, 9/1/27  4,033 4,033
Sedgwick Claims Management
Services, FRN, 1M TSFR + 3.75%,
9.076%, 2/24/28  31,417 31,442
Tegra118 Wealth Solutions, FRN, 3M
TSFR + 4.00%, 9.319%, 2/18/27  4,988 4,738
USI, FRN, 1M TSFR + 3.00%, 8.348%,
11/22/29 (2) 32,892 32,851

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
USI, FRN, 1M TSFR + 3.25%, 8.598%,
9/27/30 (2) 29,485 29,467
515,173
Food 1.0%
Chobani, FRN, 1M TSFR + 3.75%,
9.068%, 10/25/27  7,133 7,140
Naked Juice, FRN, 3M TSFR + 6.00%,
11.448%, 1/24/30  6,679 5,366
Primary Products Finance, FRN, 1M
TSFR + 3.50%, 8.94%, 4/1/29  8,083 8,075
Simply Good Foods USA, FRN, 1M
TSFR + 2.50%, 7.929%, 3/17/27  6,437 6,429
Triton Water Holdings, FRN, 1M TSFR
+ 3.25%, 8.86%, 3/31/28  8,303 8,150
Triton Water Holdings, FRN, 1M USD
LIBOR + 4.00%, 3/31/28 (2) 3,290 3,232
Woof Holdings, FRN, 1M TSFR +
3.75%, 9.36%, 12/21/27  3,769 3,048
41,440
Gaming 2.2%
Caesars Entertainment, FRN, 1M TSFR
+ 2.75%, 8.04%, 2/6/31  15,655 15,622
Caesars Entertainment, FRN, 1M TSFR
+ 3.25%, 8.663%, 2/6/30  10,898 10,899
Great Canadian Gaming, FRN, 3M
TSFR + 4.00%, 9.633%, 11/1/26  15,388 15,377
HRNI Holdings, FRN, 3M TSFR +
4.25%, 9.748%, 12/11/28  17,635 17,260
Light & Wonder International, FRN, 1M
TSFR + 2.75%, 8.07%, 4/14/29  8,298 8,295
Ontario Gaming GTA, FRN, 1M TSFR +
4.25%, 9.598%, 8/1/30 (2) 12,565 12,548
Playtika Holding, FRN, 1M TSFR +
2.75%, 8.191%, 3/13/28  4,107 4,094
Scientific Games Holdings, FRN, 3M
TSFR + 3.25%, 8.58%, 4/4/29  4,021 4,011
88,106
Health Care 8.6%
AthenaHealth Group, FRN, 1M TSFR +
3.25%, 8.576%, 2/15/29  36,403 36,056
Auris Luxembourg III, FRN, 6M TSFR +
3.75%, 9.619%, 2/27/26  15,893 15,734
Azalea Topco, FRN, 1M TSFR + 3.75%,
9.176%, 7/24/26  4,258 4,227
Azalea Topco, FRN, 1M TSFR + 3.75%,
9.191%, 7/24/26  8,093 8,032
Bausch + Lomb, FRN, 1M TSFR +
3.25%, 8.671%, 5/10/27  6,707 6,637
Financiere Mendel, FRN, 1M TSFR +
4.25%, 9.564%, 11/12/30  4,400 4,402
Gainwell Acquisition, FRN, 3M TSFR +
4.00%, 9.448%, 10/1/27  21,538 20,461
Heartland Dental, FRN, 1M TSFR +
5.00%, 10.32%, 4/28/28  17,950 17,950
ICON Luxembourg, FRN, 3M TSFR +
2.25%, 7.86%, 7/3/28  4,833 4,839
LifePoint Health, FRN, 1M TSFR +
5.50%, 11.087%, 11/16/28  16,125 16,130
MED ParentCo, FRN, 1M TSFR +
4.25%, 9.691%, 8/31/26  7,552 7,476
Par/Shares $ Value
(Amounts in 000s)
‡
MED ParentCo, FRN, 1M TSFR +
8.25%, 13.691%, 8/30/27  2,000 1,970
Medline Borrower, FRN, 1M TSFR +
3.00%, 8.441%, 10/23/28  57,238 57,241
PetVet Care Centers, FRN, 1M TSFR +
6.00%, 9.186%, 10/24/30 (4) 5,435 5,421
Phoenix Newco, FRN, 1M TSFR +
3.25%, 8.691%, 11/15/28  19,970 19,946
Project Ruby Ultimate Parent, FRN, 1M
TSFR + 3.25%, 8.691%, 3/10/28  6,015 5,974
Sebia, FRN, 1M TSFR + 4.75%,
10.098%, 12/13/27  13,993 13,993
Select Medical, FRN, 1M TSFR +
3.00%, 8.326%, 3/6/27  3,812 3,804
Southern Veterinary Partners, FRN, 1M
TSFR + 7.75%, 13.176%, 10/5/28  2,311 2,305
Star Parent, FRN, 3M TSFR + 4.00%,
9.348%, 9/27/30  17,930 17,695
Summit Behavioral Healthcare, FRN,
3M TSFR + 4.75%, 11/24/28 (2) 895 893
Sunshine Luxembourg VII, FRN, 3M
TSFR + 3.50%, 8.948%, 10/1/26  22,220 22,242
Surgery Center Holdings, FRN, 1M
TSFR + 3.50%, 8.82%, 12/5/30  26,303 26,332
VetStrategy Canada Holdings, FRN,
1M TSFR + 5.50%, 10.866%, 12/12/28  5,305 5,308
Waystar Technologies, FRN, 1M TSFR
+ 4.00%, 9.326%, 10/22/29  21,292 21,292
346,360
Information Technology 14.4%
Applied Systems, FRN, 1M TSFR +
3.50%, 8.821%, 2/24/31  55,809 56,007
Applied Systems, FRN, 1M TSFR +
5.25%, 2/23/32 (2) 47,869 48,946
AppLovin, FRN, 1M TSFR + 3.10%,
8.426%, 10/25/28  10,829 10,832
Boxer Parent, FRN, 1M TSFR + 4.25%,
9.576%, 12/29/28 (2) 60,080 60,244
Capstone Borrower, FRN, 1M TSFR +
3.75%, 9.098%, 6/17/30  12,626 12,567
Central Parent, FRN, 3M TSFR +
4.00%, 9.348%, 7/6/29  42,642 42,723
Cloud Software Group, FRN, 1M TSFR
+ 4.50%, 9.948%, 3/30/29  54,330 53,809
ConnectWise, FRN, 1M TSFR + 3.50%,
9.11%, 9/29/28  6,623 6,608
Conservice Midco, FRN, 1M TSFR +
4.00%, 9.326%, 5/13/27 (2) 3,296 3,304
Delta Topco, FRN, 3M TSFR + 7.25%,
12.621%, 12/1/28  16,065 16,025
Delta Topco, FRN, 6M TSFR + 3.75%,
9.121%, 12/1/27  5,881 5,870
ECI Macola, FRN, 3M TSFR + 3.75%,
9.36%, 11/9/27  13,295 13,282
Ellucian Holdings, FRN, 1M TSFR +
3.50%, 8.926%, 10/7/27  31,932 31,892
Ellucian Holdings, FRN, 1M TSFR +
4.25%, 9.576%, 10/7/27  10,648 10,628
Ellucian Holdings, FRN, 1M USD
LIBOR + 3.50%, 10/26/29 (2) 13,400 13,383

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Epicor Software, FRN, 1M TSFR +
3.25%, 8.691%, 7/30/27 (2) 61,526 61,661
Epicor Software, FRN, 1M TSFR +
3.75%, 9.076%, 7/30/27  5,100 5,122
Fleet U.S. Bidco, FRN, 1M TSFR +
3.25%, 2/21/31 (2)(4) 6,835 6,826
Gen Digital, FRN, 1M TSFR + 1.75%,
7.176%, 9/10/27  8,151 8,100
Go Daddy Operating, FRN, 1M TSFR +
2.00%, 7.326%, 11/9/29  5,811 5,801
Infinite Bidco, FRN, 3M TSFR + 7.00%,
12.574%, 3/2/29  7,387 6,144
McAfee, FRN, 1M TSFR + 3.75%,
9.176%, 3/1/29  28,198 28,021
MH Sub I, FRN, 1M TSFR + 4.25%,
9.576%, 5/3/28  5,215 5,125
MH Sub I, FRN, 1M TSFR + 6.25%,
11.576%, 2/23/29  3,679 3,534
Mosel Bidco, FRN, 1M TSFR + 4.75%,
10.098%, 9/16/30 (4) 3,150 3,154
Proofpoint, FRN, 1M TSFR + 6.25%,
11.691%, 8/31/29 (2) 8,110 8,090
RealPage, FRN, 1M TSFR + 3.00%,
8.441%, 4/24/28  22,436 21,817
RealPage, FRN, 1M TSFR + 6.50%,
11.941%, 4/23/29 (2) 20,200 20,028
Uber Technologies, FRN, 3M TSFR +
2.75%, 8.135%, 3/3/30  14,125 14,155
583,698
Lodging 0.8%
Aimbridge Acquisition, FRN, 1M TSFR
+ 3.75%, 9.191%, 2/2/26  18,672 17,811
Aimbridge Acquisition, FRN, 1M TSFR
+ 4.75%, 10.191%, 2/2/26  11,429 11,008
Four Seasons Hotels, FRN, 1M TSFR +
2.00%, 7.321%, 11/30/29  2,529 2,528
31,347
Manufacturing 3.8%
Engineered Machinery Holdings, FRN,
1M TSFR + 3.75%, 9.36%, 5/19/28  21,625 21,350
Engineered Machinery Holdings,
FRN, 3M TSFR + 6.00%, 11.61%,
5/21/29 (4) 19,366 18,881
Engineered Machinery Holdings,
FRN, 3M TSFR + 6.50%, 12.11%,
5/21/29 (4) 9,917 9,669
Filtration Group, FRN, 1M TSFR +
3.50%, 8.941%, 10/21/28  9,825 9,820
Filtration Group, FRN, 1M TSFR +
4.25%, 9.691%, 10/21/28  43,435 43,443
LTI Holdings, FRN, 1M TSFR + 3.50%,
8.941%, 9/6/25 (2) 20,838 20,525
LTI Holdings, FRN, 1M TSFR + 4.75%,
10.191%, 7/24/26  6,440 6,335
LTI Holdings, FRN, 1M TSFR + 6.75%,
12.191%, 9/6/26  7,838 7,207
Pro Mach Group, FRN, 1M TSFR +
3.75%, 9.076%, 8/31/28  11,471 11,480
Par/Shares $ Value
(Amounts in 000s)
‡
Watlow Electric Manufacturing, FRN,
1M TSFR + 3.75%, 9.329%, 3/2/28  3,956 3,949
152,659
Metals & Mining 0.5%
Arsenal AIC Parent, FRN, 1M TSFR +
3.75%, 9.07%, 8/18/30  18,820 18,812
18,812
Restaurants 1.7%
BCPE Grill Parent, FRN, 1M TSFR +
4.75%, 10.076%, 9/30/30  6,175 6,105
Dave & Buster's, FRN, 1M TSFR +
3.25%, 8.625%, 6/29/29  19,859 19,875
IRB Holding, FRN, 1M TSFR + 2.75%,
8.176%, 12/15/27 (2) 41,708 41,636
67,616
Retail 0.4%
CNT Holdings I, FRN, 1M TSFR +
3.50%, 8.817%, 11/8/27  18,032 18,010
18,010
Satellites 1.0%
Iridium Satellite, FRN, 1M TSFR +
2.50%, 7.826%, 9/20/30  31,607 31,559
Viasat, FRN, 1M TSFR + 4.50%,
9.938%, 5/30/30  7,945 7,802
39,361
Services 10.6%
Advantage Sales & Marketing, FRN,
1M TSFR + 4.50%, 10.092%, 10/28/27  3,942 3,931
AG Group Holdings, FRN, 1M TSFR +
4.00%, 9.326%, 12/29/28  4,001 3,958
Albion Financing 3, FRN, 3M TSFR +
5.25%, 10.827%, 8/17/26  12,620 12,652
Allied Universal Holdco, FRN, 1M
TSFR + 3.75%, 9.176%, 5/12/28  10,081 10,034
Allied Universal Holdco, FRN, 1M
TSFR + 4.75%, 10.076%, 5/12/28  18,055 18,055
Anticimex Global, FRN, 3M TSFR +
3.15%, 8.461%, 11/16/28  9,849 9,812
Ascend Learning, FRN, 1M TSFR +
3.50%, 8.926%, 12/11/28  14,604 14,340
Ascend Learning, FRN, 1M TSFR +
5.75%, 11.176%, 12/10/29  33,006 31,686
CD&R Firefly Bidco, FRN, 3M
EURIBOR + 4.75%, 8.662%, 6/21/28
(EUR)  1,500 1,614
Crown Subsea Communications
Holding, FRN, 1M TSFR + 4.75%,
10.067%, 1/30/31  8,480 8,512
Dayforce, FRN, 1M TSFR + 2.50%,
2/16/31 (2)(4) 6,460 6,444
Dun & Bradstreet, FRN, 1M TSFR +
2.75%, 8.074%, 1/18/29  6,203 6,185
EG America, FRN, 1M TSFR + 5.50%,
11.308%, 2/7/28  5,971 5,859
EG Finco, FRN, 3M EURIBOR + 7.00%,
10.925%, 4/30/27 (EUR)  8,040 8,070
Fugue Finance, FRN, 1M TSFR +
3.75%, 9.074%, 2/13/31  3,145 3,142
GFL Environmental, FRN, 1M TSFR +
2.50%, 7.816%, 5/31/27  11,311 11,318

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
GTCR W Merger, FRN, 1M TSFR +
3.00%, 8.326%, 1/31/31  41,825 41,947
HomeServe USA, FRN, 1M TSFR +
3.00%, 8.32%, 10/21/30  6,650 6,642
Mermaid Bidco, FRN, 1M TSFR +
4.25%, 9.581%, 12/22/27 (4) 10,112 10,125
Planet U.S. Buyer, FRN, 1M TSFR +
3.50%, 8.814%, 1/31/31  7,445 7,436
Project Boost Purchaser, FRN, 1M
TSFR + 3.50%, 8.941%, 5/30/26 (2) 15,107 15,099
Project Boost Purchaser, FRN, 1M
TSFR + 3.50%, 8.941%, 6/1/26  2,737 2,735
Renaissance Holdings, FRN, 1M TSFR
+ 4.25%, 9.576%, 4/5/30  27,482 27,387
TK Elevator U.S. Newco, FRN, 6M
TSFR + 3.50%, 9.081%, 7/30/27  13,680 13,689
UKG, FRN, 1M TSFR + 3.50%, 8.814%,
2/10/31  58,517 58,544
UKG, FRN, 3M TSFR + 5.25%, 10.68%,
5/3/27  79,163 79,855
USIC Holdings, FRN, 1M TSFR +
3.50%, 9.106%, 5/12/28  3,673 3,636
USIC Holdings, FRN, 1M TSFR +
6.50%, 12.11%, 5/14/29  6,785 6,661
429,368
Utilities 2.7%
Constellation Renewables, FRN, 3M
TSFR + 2.50%, 8.105%, 12/15/27  14,375 14,299
Generation Bridge Northeast, FRN, 1M
TSFR + 4.25%, 9.576%, 8/22/29  7,401 7,415
Innio North America Holding, FRN, 1M
TSFR + 4.25%, 9.564%, 11/2/28  3,630 3,634
PG&E, FRN, 1M TSFR + 2.50%,
7.826%, 6/23/27  7,625 7,623
Pike, FRN, 1M TSFR + 3.00%, 8.441%,
1/21/28  9,969 9,981
Talen Energy Supply, FRN, 1M TSFR +
4.50%, 9.826%, 5/17/30  23,280 23,338
Talen Energy Supply, FRN, 1M TSFR +
4.50%, 9.826%, 5/17/30  211 212
TerraForm Power Operating, FRN, 1M
TSFR + 2.50%, 7.948%, 5/21/29  21,264 21,105
Wec U.S. Holdings, FRN, 1M TSFR +
2.75%, 8.076%, 1/20/31  20,184 20,105
107,712
Wireless Communications 2.3%
Asurion, FRN, 1M TSFR + 3.25%,
8.691%, 12/23/26  6,032 5,992
Asurion, FRN, 1M TSFR + 4.25%,
9.676%, 8/19/28  5,224 5,190
Asurion, FRN, 1M TSFR + 5.25%,
10.691%, 1/31/28  22,105 21,063
Asurion, FRN, 1M TSFR + 5.25%,
10.691%, 1/20/29  61,590 57,991
Asurion, FRN, 3M TSFR + 4.00%,
9.426%, 8/19/28  4,410 4,371
94,607
Total Bank Loans (Cost $3,488,946) 3,503,489
Par/Shares $ Value
(Amounts in 000s)
‡
CORPORATE BONDS 10.0%
Aerospace & Defense 0.1%
TransDigm, 6.75%, 8/15/28 (5) 5,980 6,040
6,040
Airlines 0.1%
Mileage Plus Holdings, 6.50%,
6/20/27 (5) 2,079 2,084
2,084
Automotive 2.0%
Adient Global Holdings, 4.875%,
8/15/26 (5) 7,805 7,551
Ford Motor Credit, 4.063%, 11/1/24  4,500 4,438
Ford Motor Credit, 5.584%, 3/18/24  5,635 5,628
Ford Motor Credit, FRN, SOFR +
2.95%, 8.305%, 3/6/26  15,635 16,090
Rivian Holdings, FRN, 6M USD LIBOR
+ 5.625%, 11.493%, 10/15/26 (5) 44,471 42,359
Wand NewCo 3, 7.625%, 1/30/32 (5) 3,095 3,173
79,239
Banking 0.2%
Morgan Stanley, FRN, SOFR + 1.165%,
6.51%, 4/17/25  7,040 7,047
7,047
Broadcasting 0.3%
Neptune Bidco U.S., 9.29%,
4/15/29 (5) 3,905 3,661
Townsquare Media, 6.875%, 2/1/26 (5) 4,958 4,785
Univision Communications, 8.00%,
8/15/28 (5) 5,692 5,713
14,159
Cable Operators 1.0%
Altice Financing, 5.00%, 1/15/28 (5) 4,825 4,258
Altice Financing, 9.625%, 7/15/27 (5) 5,030 5,043
Altice France Holding, 10.50%,
5/15/27 (5) 17,255 10,957
CSC Holdings, 11.25%, 5/15/28 (5) 9,945 10,243
CSC Holdings, 11.75%, 1/31/29 (5) 10,070 10,523
41,024
Chemicals 0.2%
Avient, 5.75%, 5/15/25 (5) 4,400 4,361
Kobe U.S. Midco 2, 9.25%, 11/1/26,
(9.25% Cash or 10.00% PIK) (5)(6) 5,168 4,374
8,735
Consumer Products 0.2%
Life Time, 8.00%, 4/15/26 (5) 6,385 6,433
6,433
Energy 0.5%
NGL Energy Operating, 8.125%,
2/15/29 (5) 2,655 2,672
Seadrill Finance, 8.375%, 8/1/30 (5) 3,464 3,559
SilverBow Resources, FRN, 3M TSFR
+ 7.75%, 13.135%, 12/15/28 (5) 5,805 5,673
Tallgrass Energy Partners, 6.00%,
3/1/27 (5) 660 649
Transocean, 11.50%, 1/30/27 (5) 4,574 4,774
Venture Global LNG, 9.50%, 2/1/29 (5) 3,855 4,110
21,437

T. ROWE PRICE Institutional Floating Rate Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Entertainment & Leisure 0.5%
Carnival, 7.00%, 8/15/29 (5) 1,995 2,065
Cinemark USA, 5.875%, 3/15/26 (5) 8,390 8,264
Cinemark USA, 8.75%, 5/1/25 (5) 1,860 1,869
NCL, 8.125%, 1/15/29 (5) 3,493 3,672
NCL, 8.375%, 2/1/28 (5) 3,095 3,242
19,112
Financial 1.7%
Acrisure, 10.125%, 8/1/26 (5) 10,995 11,435
AG TTMT Escrow Issuer, 8.625%,
9/30/27 (5) 3,550 3,648
Alliant Holdings Intermediate, 6.75%,
10/15/27 (5) 3,790 3,667
Alliant Holdings Intermediate, 6.75%,
4/15/28 (5) 3,745 3,721
AssuredPartners, 5.625%, 1/15/29 (5) 4,990 4,578
GTCR AP Finance, 8.00%, 5/15/27 (5) 4,060 4,060
HUB International, 7.25%, 6/15/30 (5) 13,710 13,950
HUB International, 7.375%, 1/31/32 (5) 3,900 3,910
Jones Deslauriers Insurance
Management, 8.50%, 3/15/30 (5) 13,810 14,345
Jones Deslauriers Insurance
Management, 10.50%, 12/15/30 (5) 3,835 3,998
Ryan Specialty, 4.375%, 2/1/30 (5) 895 828
68,140
Gaming 0.0%
International Game Technology, 6.50%,
2/15/25 (5) 1,366 1,368
1,368
Health Care 0.5%
Bausch + Lomb, 8.375%, 10/1/28 (5) 4,050 4,222
CHS, 8.00%, 3/15/26 (5) 3,081 3,054
CHS, 8.00%, 12/15/27 (5) 4,205 4,027
LifePoint Health, 11.00%, 10/15/30 (5) 7,514 7,927
RegionalCare Hospital Partners
Holdings, 9.75%, 12/1/26 (5) 1,194 1,188
20,418
Information Technology 0.4%
Boxer Parent, 9.125%, 3/1/26 (5) 4,500 4,500
Central Parent, 8.00%, 6/15/29 (5) 2,220 2,275
Cloud Software Group, 9.00%,
9/30/29 (5) 10,745 9,980
16,755
Lodging 0.2%
Hilton Domestic Operating, 5.375%,
5/1/25 (5) 4,400 4,389
Park Intermediate Holdings, 7.50%,
6/1/25 (5) 4,300 4,316
8,705
Manufacturing 0.1%
Sensata Technologies, 5.00%,
10/1/25 (5) 4,400 4,345
4,345
Real Estate Investment Trust
Securities 0.1%
Service Properties Trust, 8.625%,
11/15/31 (5) 3,115 3,286
3,286
Par/Shares $ Value
(Amounts in 000s)
‡
Satellites 0.1%
Connect Finco, 6.75%, 10/1/26 (5) 3,940 3,866
3,866
Services 1.0%
Allied Universal Holdco, 6.625%,
7/15/26 (5) 9,940 9,890
Allied Universal Holdco, 7.875%,
2/15/31 (5) 3,357 3,323
Allied Universal Holdco, 9.75%,
7/15/27 (5) 6,270 6,231
eG Global Finance, 12.00%,
11/30/28 (5) 4,000 4,185
GTCR W-2 Merger, 7.50%, 1/15/31 (5) 2,780 2,898
Sabre GLBL, 11.25%, 12/15/27 (5) 6,575 6,181
UKG, 6.875%, 2/1/31 (5) 9,155 9,258
41,966
Telephones 0.2%
Verizon Communications, FRN,
SOFRINDX + 0.79%, 6.143%, 3/20/26  9,405 9,439
9,439
Utilities 0.6%
Talen Energy Supply, 8.625%,
6/1/30 (5) 5,165 5,436
Vistra, VR, 8.00% (5)(7)(8) 2,341 2,341
Vistra, Series C, VR, 8.875% (5)(7)(8) 10,945 11,109
Vistra Operations, 4.875%, 5/13/24 (5) 3,234 3,226
Vistra Operations, 5.125%, 5/13/25 (5) 901 894
23,006
Total Corporate Bonds (Cost
$409,865) 406,604
EQUITY MUTUAL FUNDS 0.1%
SPDR Blackstone / GSO Senior Loan
ETF  95 3,994
Total Equity Mutual Funds (Cost
$3,991) 3,994
SHORT-TERM INVESTMENTS 7.2%
Money Market Funds 7.2%
T. Rowe Price Government Reserve
Fund, 5.39% (9)(10) 292,074 292,074
Total Short-Term Investments (Cost
$292,074) 292,074
Total Investments in
Securities 103.9%
(Cost $4,194,876) $ 4,206,161
Other Assets Less Liabilities (3.9)% (157,989)
Net Assets 100.0% $ 4,048,172

T. ROWE PRICE Institutional Floating Rate Fund

‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2) All or a portion of this loan is unsettled as of February 29, 2024. The interest rate for unsettled loans will be determined upon settlement after period end.
(3) Non-income producing
(4) Level 3 in fair value hierarchy.
(5) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $363,962 and represents
9.0% of net assets.
(6) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(7) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(8) Perpetual security with no stated maturity date.
(9) Seven-day yield
(10) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month Term SOFR (Secured overnight financing rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
ETF Exchange-Traded Fund
EUR Euro
FRN Floating Rate Note
PIK Payment-in-kind
SOFR Secured overnight financing rate
SOFRINDX SOFR (Secured overnight financing rate) Index
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 5.322% (SOFR) at Maturity, 6/20/24 8,500 167 — 167
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 5.322% (SOFR) at Maturity, 9/20/24 8,500 180 — 180
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 5.350% (SOFR) at Maturity, 3/20/24 34,000 1,257 — 1,257
JPMorgan Chase, Receive Underlying Reference: iBoxx USD Liquid Leveraged Loans Total
Return Index Quarterly, Pay Variable 5.350% (SOFR) at Maturity, 6/20/24 5,750 258 — 258
Total Bilateral Total Return Swaps — 1,862
Total Bilateral Swaps — 1,862

T. ROWE PRICE Institutional Floating Rate Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
State Street 5/24/24 USD 20,689 EUR 19,129 $ (58)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (58)

T. ROWE PRICE Institutional Floating Rate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 29, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.39% $ —# $ — $ 8,974+
Supplementary Investment Schedule
Affiliate
Value
05/31/23
Purchase
Cost
Sales
Cost
Value
02/29/24
T. Rowe Price Government Reserve Fund, 5.39% $ 183,271  ¤  ¤ $ 292,074^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $8,974 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $292,074.

T. ROWE PRICE Institutional Floating Rate Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Floating Rate Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of
Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.

T. ROWE PRICE Institutional Floating Rate Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 29, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended February 29, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at February 29, 2024, totaled $2,824,000 for the period ended February 29, 2024. During the period, transfers into Level 3 resulted from a lack of observable market data for the security and transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Bank Loans $ — $ 3,424,822 $ 78,667 $ 3,503,489
Corporate Bonds — 406,604 — 406,604
Equity Mutual Funds 3,994 — — 3,994
Short-Term Investments 292,074 — — 292,074
Total Securities 296,068 3,831,426 78,667 4,206,161
Swaps — 1,862 — 1,862
Total $ 296,068 $ 3,833,288 $ 78,667 $ 4,208,023
Liabilities
Forward Currency Exchange Contracts $ — $ 58 $ — $ 58
($000s)
Beginning
Balance
5/31/23
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
2/29/24
Investment in Securities
Bank Loans $ 142,678 $ 4,534 $ 28,380 $ (68,769) $ 26,809 $ (54,965) $ 78,667
Convertible Preferred Stocks 2,600 300 — (2,900) — — —
Total $ 145,278 $ 4,834 $ 28,380 $ (71,669) $ 26,809 $ (54,965) $ 78,667

T. ROWE PRICE Institutional Floating Rate Fund

OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.
E170-054Q3 02/24